Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0000052136_SupplementTextBlock

LOOMIS SAYLES ABSOLUTE STRATEGIES FUND

LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND

Supplement dated November 18, 2011, to the Natixis Funds Class A, Class C and Class Y

Prospectuses, each dated May 1, 2011, as may be revised and supplemented from time to time

(the "Prospectuses").

The Board of Trustees of Natixis Funds Trust II has approved changes to the investment strategies of the Loomis Sayles Absolute Strategies Fund (the "Absolute Strategies Fund") and the Loomis Sayles Multi-Asset Real Return Fund (the "Multi-Asset Real Return Fund"). Effective on or about December 1, 2011, the Prospectuses of the Absolute Strategies Fund and the Multi-Asset Real Return Fund will be amended and restated as described below.

The last sentence of the third paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Absolute Strategies Fund Fund Summary is hereby replaced with the following:

The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

The fifth sentence in the "Derivative Investments" paragraph within the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Absolute Strategies Fund Fund Summary is hereby replaced with the following:

Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset.

The last paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Absolute Strategies Fund Fund Summary is hereby replaced with the following:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure. The total notional value of the Fund's derivative instruments may significantly exceed the total value of the Fund's assets.

The last sentence of the third paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Multi-Asset Real Return Fund Fund Summary is hereby replaced with the following:

The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

The second sentence in the "Derivative Investments" paragraph within the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Multi-Asset Real Return Fund Fund Summary is hereby replaced with the following:

Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset.

The last paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Multi-Asset Real Return Fund Fund Summary is hereby replaced with the following:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure. The total notional value of the Fund's derivative instruments may significantly exceed the total value of the Fund's assets.

Class Y Shares | Loomis Sayles Absolute Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000052136_SupplementTextBlock

LOOMIS SAYLES ABSOLUTE STRATEGIES FUND

Supplement dated November 18, 2011, to the Natixis Funds Class A, Class C and Class Y

Prospectuses, each dated May 1, 2011, as may be revised and supplemented from time to time

(the "Prospectuses").

The Board of Trustees of Natixis Funds Trust II has approved changes to the investment strategies of the Loomis Sayles Absolute Strategies Fund (the "Absolute Strategies Fund") and the Loomis Sayles Multi-Asset Real Return Fund (the "Multi-Asset Real Return Fund"). Effective on or about December 1, 2011, the Prospectuses of the Absolute Strategies Fund and the Multi-Asset Real Return Fund will be amended and restated as described below.

The last sentence of the third paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Absolute Strategies Fund Fund Summary is hereby replaced with the following:

The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

The fifth sentence in the "Derivative Investments" paragraph within the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Absolute Strategies Fund Fund Summary is hereby replaced with the following:

Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset.

The last paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Absolute Strategies Fund Fund Summary is hereby replaced with the following:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure. The total notional value of the Fund's derivative instruments may significantly exceed the total value of the Fund's assets.

Class Y Shares | Loomis Sayles Multi-Asset Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000052136_SupplementTextBlock

LOOMIS SAYLES MULTI-ASSET REAL RETURN FUND

Supplement dated November 18, 2011, to the Natixis Funds Class A, Class C and Class Y

Prospectuses, each dated May 1, 2011, as may be revised and supplemented from time to time

(the "Prospectuses").

The Board of Trustees of Natixis Funds Trust II has approved changes to the investment strategies of the Loomis Sayles Absolute Strategies Fund (the "Absolute Strategies Fund") and the Loomis Sayles Multi-Asset Real Return Fund (the "Multi-Asset Real Return Fund"). Effective on or about December 1, 2011, the Prospectuses of the Absolute Strategies Fund and the Multi-Asset Real Return Fund will be amended and restated as described below.

The last sentence of the third paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Multi-Asset Real Return Fund Fund Summary is hereby replaced with the following:

The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

The second sentence in the "Derivative Investments" paragraph within the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Multi-Asset Real Return Fund Fund Summary is hereby replaced with the following:

Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset.

The last paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Multi-Asset Real Return Fund Fund Summary is hereby replaced with the following:

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure. The total notional value of the Fund's derivative instruments may significantly exceed the total value of the Fund's assets.